Business Combination - Schedule of Summarizes the Fair Value of the Identifiable Assets Acquired and Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2022
Acquisition of 2Game [Member]
Business Combination [Line Items]
Total consideration	$ 3,367,398	$ 3,367,398
Non-controlling interest	2,590,000
Less: net assets of 2Game:
Cash	428
Prepayments	7,338
Intangible assets	4,742,000
Total assets	4,749,766
Accounts payable	(33,382)
Deferred tax liabilities	(806,140)
Total liabilities	(839,522)
Total net assets	3,910,244
Goodwill	2,047,154
Acquisition of Ban Leong [Member]
Business Combination [Line Items]
Total consideration	25,716,146
Non-controlling interest	27,070,012
Less: net assets of 2Game:
Cash	11,311,600
Accounts receivable, net	15,642,759
Inventories, net	25,145,895
Other receivable and other current assets, net	1,125,378
Investment in convertible notes	2,597,253
Prepayments	426,720
Property and equipment, net	487,217
Operating leases right-of-use assets	2,253,549
Intangible assets	5,039,150
Deferred tax assets	27,431
Total assets	64,056,952
Bank Loans, current	(442,852)
Accounts payable	(11,691,291)
Operating lease liabilities	(2,281,716)
Other payables and accrued liabilities	(4,742,439)
Contract liabilities	(520,926)
Deferred tax liabilities	(907,047)
Tax payables	(504,360)
Total liabilities	(21,090,631)
Total net assets	42,966,321
Goodwill	$ 9,819,837